                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

             Allianz Variable Insurance Products Fund of Funds Trust
               (Exact name of registrant as specified in charter)

                5701 Golden Hills Dr., Minneapolis, MN 55416-1297
               (Address of principal executive offices) (Zip code)

        BISYS Fund Services, Inc., 3435 Stelzer Rd., Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                 AZL(R) FUSION
                                 BALANCED FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 4

                             Statement of Operations
                                     Page 5

                       Statements of Changes in Net Assets
                                     Page 6

                              Financial Highlights
                                     Page 7

                        Notes to the Financial Statements
                                     Page 8

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION BALANCED FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Fusion Balanced Fund, you incur ongoing costs, including management fees and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Fusion Balanced Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not include expenses from the underlying investment companies in which the Fund invests.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Fusion Balanced Fund...............    $1,000.00       $1,007.50          $1.49              0.30%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Fusion Balanced Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Fusion Balanced Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Fusion Balanced Fund...............    $1,000.00       $1,023.21          $1.51              0.30%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION BALANCED FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Fusion Balanced Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2006.

                                                PERCENT OF
   AZL FUSION BALANCED FUND                    NET ASSETS*
   ------------------------                    ------------
   PIMCO VIT CommodityRealReturn Strategy
     Portfolio...............................       2.2%
   PIMCO VIT Emerging Markets Bond
     Portfolio...............................       7.0
   PIMCO VIT Global Bond Portfolio...........       8.1
   PIMCO VIT High Yield Fund Portfolio.......       6.1
   PIMCO VIT Real Return Fund Portfolio......       8.2
   PIMCO VIT Total Return Fund Portfolio.....      18.3
   Premier VIT OpCap Mid Cap Fund............       1.4
   AZL AIM International Equity Fund.........       3.8
   AZL Davis NY Venture Fund.................       6.0
   AZL Franklin Small Cap Value Fund.........       2.4
   AZL Jennison 20/20 Focus Fund.............       5.8
   AZL Legg Mason Value Fund.................       6.8
   AZL Neuberger Berman Regency Fund.........       1.4
   AZL Oppenheimer Developing Markets Fund...       0.9
   AZL Oppenheimer International Growth
     Fund....................................       1.9
   AZL PIMCO Fundamental IndexPlus Total
     Return Fund.............................       3.0
   AZL Salomon Brothers Large Cap Growth
     Fund....................................       3.9
   AZL Salomon Brothers Small Cap Growth
     Fund....................................       1.8
   AZL Van Kampen Comstock Fund..............       5.8
   AZL Van Kampen Global Real Estate Fund....       1.9
   AZL Van Kampen Mid Cap Growth Fund........       2.4
   Deposit Account...........................       0.1
                                                   ----
                                                   98.9%
                                                   ====

  * Investment Companies are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
AFFILIATED INVESTMENT COMPANIES (98.8%):
  440,787    AZL AIM International Equity
               Fund.......................    $  6,951,207
  907,409    AZL Davis NY Venture Fund....      11,161,136
  249,873    AZL Franklin Small Cap Value
               Fund.......................       4,502,707
  862,662    AZL Jennison 20/20 Focus
               Fund.......................      10,766,026
1,081,452    AZL Legg Mason Value Fund....      12,642,179
  269,062    AZL Neuberger Berman Regency
               Fund.......................       2,523,802
  185,698    AZL Oppenheimer Developing
               Markets Fund...............       1,584,002
  224,787    AZL Oppenheimer International
               Growth Fund................       3,535,895
  573,374    AZL PIMCO Fundamental
               IndexPLUS Total Return
               Fund.......................       5,607,593
  666,288    AZL Salomon Brothers Large
               Cap Growth Fund............       7,142,604
  291,430    AZL Salomon Brothers Small
               Cap Growth Fund............       3,333,959
  932,346    AZL Van Kampen Comstock
               Fund.......................      10,768,594
  358,859    AZL Van Kampen Global Real
               Estate Fund................       3,516,819
  333,248    AZL Van Kampen Mid Cap Growth
               Fund.......................       4,378,879
  331,543    PIMCO VIT CommodityReal
               Return Portfolio...........       3,985,147

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
AFFILIATED INVESTMENT COMPANIES, CONTINUED
  981,385    PIMCO VIT Emerging Markets
               Bond Portfolio.............    $ 12,885,586
1,251,547    PIMCO VIT Global Bond
               Portfolio..................      15,006,044
1,400,467    PIMCO VIT High Yield Fund
               Portfolio..................      11,231,749
1,235,987    PIMCO VIT Real Return Fund
               Portfolio..................      15,177,924
3,403,222    PIMCO VIT Total Return Fund
               Portfolio..................      33,862,053
  173,560    Premier VIT OpCap Mid Cap
               Fund.......................       2,504,471
                                              ------------
  Total Affiliated Investment Companies
    (Cost $182,778,388)                        183,068,376
                                              ------------
DEPOSIT ACCOUNT (0.1%):
   97,780    TNT Offshore Deposit
               Account....................          97,780
                                              ------------
  Total Deposit Account
    (Cost $97,780)                                  97,780
                                              ------------
  Total Investments
    (Cost $182,876,168)(a)--98.9%              183,166,156
  Other Assets in excess of
  Liabilities--1.1%                              2,002,691
                                              ------------
  Net Assets--100.0%                          $185,168,847
                                              ============

------------

Percentages indicated are based on net assets of $185,168,847.

(a) Cost for federal income tax purposes is $186,184,795. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 3,319,237
    Unrealized depreciation...................   (6,337,875)
                                                -----------
    Net unrealized depreciation...............  $(3,018,638)
                                                ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                               AZL FUSION
                                                                BALANCED
                                                                  FUND
                                                              ------------
ASSETS
Investment securities, at cost..............................  $     97,780
Investments in affiliates, at cost..........................   182,778,388
                                                              ============
Investment securities, at value.............................  $     97,780
Investment in affiliates, at value..........................   183,068,376
Interest and dividends receivable...........................       390,667
Receivable for capital shares issued........................     2,029,978
                                                              ------------
  Total Assets..............................................   185,586,801
                                                              ------------

LIABILITIES
Payable for investments purchased...........................       343,282
Payable for capital shares redeemed.........................           198
Manager fees payable........................................        21,764
Administration fees payable.................................         4,242
Administrative services fees payable........................           340
Compliance services fees payable............................         1,001
Other accrued liabilities...................................        47,127
                                                              ------------
  Total Liabilities.........................................       417,954
                                                              ------------
NET ASSETS..................................................  $185,168,847
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $181,964,557
  Undistributed net investment income/(loss)................     2,169,588
  Undistributed net realized gains/(losses) on
     investments............................................       744,714
  Net unrealized appreciation/(depreciation) on
     investments............................................       289,988
                                                              ------------
NET ASSETS..................................................  $185,168,847
                                                              ============
Shares of beneficial interest...............................    17,128,482
Net Asset Value (offering and redemption price per share)...  $      10.81
                                                              ============

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                              AZL FUSION
                                                               BALANCED
                                                                 FUND
                                                              -----------
INVESTMENT INCOME:
Interest....................................................  $     7,878
Dividends from affiliates...................................    1,726,898
                                                              -----------
  Total Investment Income...................................    1,734,776
                                                              -----------
EXPENSES:
Manager fees................................................      159,823
Fund accounting fees........................................       25,000
Administrative services fees................................          340
Compliance services fees....................................        5,861
Legal fees..................................................        5,014
Shareholder reports.........................................        4,920
Trustees' fees..............................................        4,546
Other expenses..............................................       41,920
                                                              -----------
  Total expenses before reductions..........................      247,424
                                                              -----------
  Less expenses contractually waived/reimbursed by the
     Manager................................................       (3,811)
                                                              -----------
  Net Expenses..............................................      243,613
                                                              -----------
NET INVESTMENT INCOME/(LOSS)................................    1,491,163
                                                              -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments in affiliates....     (559,073)
Change in unrealized appreciation/depreciation on
  investments...............................................   (1,561,109)
                                                              -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...   (2,120,182)
                                                              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $  (629,019)
                                                              ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AZL FUSION
                                                                       BALANCED FUND
                                                              -------------------------------
                                                                  FOR THE          FOR THE
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006           2005(a)
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  1,491,163     $    677,257
  Net realized gains/(losses) on investments................        (559,073)       1,303,787
  Change in unrealized appreciation/depreciation on
     investments............................................      (1,561,109)       1,851,097
                                                                ------------     ------------
  Change in net assets resulting from operations............        (629,019)       3,832,141
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     101,809,078      115,466,106
  Cost of shares redeemed...................................     (33,011,251)      (2,298,208)
                                                                ------------     ------------
  Change due to capital transactions........................      68,797,827      113,167,898
                                                                ------------     ------------
  Change in net assets......................................      68,168,808      117,000,039
NET ASSETS:
  Beginning of period.......................................     117,000,039               --
                                                                ------------     ------------
  End of period.............................................    $185,168,847     $117,000,039
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  2,169,588     $    678,425
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................       9,321,574       11,129,046
  Shares redeemed...........................................      (3,098,708)        (223,430)
                                                                ------------     ------------
  Change in shares..........................................       6,222,866       10,905,616
                                                                ============     ============

------------
(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION BALANCED FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                  FOR THE          FOR THE
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006           2005(A)
                                                              ----------------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  10.73         $  10.00
                                                                  --------         --------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..............................          0.15             0.06
  Net Realized and Unrealized Gains/(Losses) on
     Investments............................................         (0.07)            0.67
                                                                  --------         --------
  Total from Investment Activities..........................          0.08             0.73
                                                                  --------         --------
NET ASSET VALUE, END OF PERIOD..............................      $  10.81         $  10.73
                                                                  ========         ========
TOTAL RETURN*(b)............................................          0.75%            7.30%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........................      $185,169         $117,000
Net Investment Income/(Loss)(c).............................          1.87%            1.75%
Expenses Before Reductions**(c).............................          0.30%            0.50%
Expenses Net of Reductions(c)...............................          0.30%            0.30%
Portfolio Turnover Rate(b)..................................         31.60%            3.96%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION BALANCED FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  Effective May 1, 2006, the USAllianz Variable Insurance Products Fund of Funds Trust changed its name to Allianz Variable Insurance Products Fund of Funds Trust. Accordingly, each of the Funds changed their name from the prefix "USAZ" to the prefix "AZL."

  The Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund and the AZL Fusion Growth Fund (collectively, the "Funds"), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Balanced Fund (the "Fund").

  The Fund is a "fund of funds", which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern
  Time).

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION BALANCED FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2007. All underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Fusion Balanced Fund....................................     0.20%          0.30%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2008   12/31/2009
                                                                 ----------   ----------
   AZL Fusion Balanced Fund....................................   $75,452       $3,811

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, in the amount of $50,000 annually per Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION BALANCED FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $37,500 for the six months ended June 30, 2006, plus certain out of pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $3,313 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   AZL Fusion Balanced Fund....................................  $119,381,818   $ 50,193,777

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust's website at https://www.allianzlife.com/ProductsServices/Annuities/Variable/
  OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUND OF FUNDS ARE DISTRIBUTED BY BISYS FUND     SANNRPT0606 8/06
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.

                                  AZL(R) FUSION
                                  GROWTH FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 4

                             Statement of Operations
                                     Page 5

                       Statements of Changes in Net Assets
                                     Page 6

                              Financial Highlights
                                     Page 7

                        Notes to the Financial Statements
                                     Page 8

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Fusion Growth Fund, you incur ongoing costs, including management fees and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Fusion Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not include expenses from the underlying investment companies in which the Fund invests.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Fusion Growth Fund.................    $1,000.00       $1,012.50          $1.40              0.28%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Fusion Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Fusion Growth Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Fusion Growth Fund.................    $1,000.00       $1,023.41          $1.40              0.28%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Fusion Growth Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2006.

                                                PERCENT OF
   AZL FUSION GROWTH FUND                      NET ASSETS*
   ----------------------                      ------------
   PIMCO VIT CommodityRealReturn Strategy
     Portfolio...............................       4.1%
   PIMCO VIT Emerging Markets Bond
     Portfolio...............................       4.1
   PIMCO VIT Global Bond Portfolio...........       4.1
   PIMCO VIT Real Return Fund Portfolio......       2.1
   PIMCO VIT Total Return Fund Portfolio.....       3.1
   Premier VIT OpCap Mid Cap Fund............       2.9
   AZL AIM International Equity Fund.........       4.8
   AZL Davis NY Venture Fund.................       8.1
   AZL Franklin Small Cap Value Fund.........       4.0
   AZL Jennison 20/20 Focus Fund.............       9.8
   AZL Legg Mason Value Fund.................      11.1
   AZL Neuberger Berman Regency Fund.........       2.9
   AZL Oppenheimer Developing Markets Fund...       2.7
   AZL Oppenheimer International Growth
     Fund....................................       2.9
   AZL PIMCO Fundamental IndexPlus Total
     Return Fund.............................       3.1
   AZL Salomon Brothers Large Cap Growth
     Fund....................................       7.0
   AZL Salomon Brothers Small Cap Growth
     Fund....................................       3.7
   AZL Van Kampen Comstock Fund..............      11.2
   AZL Van Kampen Global Real Estate Fund....       4.1
   AZL Van Kampen Mid Cap Growth Fund........       3.9
   Deposit Account...........................       0.1
                                                   ----
                                                  99.8%
                                                   ====

  * Investment Companies are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
AFFILIATED INVESTMENT COMPANIES (99.7%):
1,839,100    AZL AIM International Equity
               Fund.......................    $ 29,002,609
3,976,031    AZL Davis NY Venture Fund....      48,905,184
1,326,580    AZL Franklin Small Cap Value
               Fund.......................      23,904,964
4,719,548    AZL Jennison 20/20 Focus
               Fund.......................      58,899,961
5,707,384    AZL Legg Mason Value Fund....      66,719,322
1,878,385    AZL Neuberger Berman Regency
               Fund.......................      17,619,248
1,880,521    AZL Oppenheimer Developing
               Markets Fund...............      16,040,844
1,106,728    AZL Oppenheimer International
               Growth Fund................      17,408,837
1,876,485    AZL PIMCO Fundamental
               IndexPLUS Total Return
               Fund.......................      18,352,023
3,900,223    AZL Salomon Brothers Large
               Cap Growth Fund............      41,810,385
1,960,304    AZL Salomon Brothers Small
               Cap Growth Fund............      22,425,875
5,815,368    AZL Van Kampen Comstock
               Fund.......................      67,167,501
2,493,581    AZL Van Kampen Global Real
               Estate Fund................      24,437,096
1,775,682    AZL Van Kampen Mid Cap Growth
               Fund.......................      23,332,467

                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
AFFILIATED INVESTMENT COMPANIES, CONTINUED
2,036,801    PIMCO VIT CommodityReal
               Return Portfolio...........    $ 24,482,353
1,853,460    PIMCO VIT Emerging Markets
               Bond Portfolio.............      24,335,932
2,069,297    PIMCO VIT Global Bond
               Portfolio..................      24,810,875
1,018,090    PIMCO VIT Real Return Fund
               Portfolio..................      12,502,148
1,867,755    PIMCO VIT Total Return Fund
               Portfolio..................      18,584,162
1,213,676    Premier VIT OpCap Mid Cap
               Fund Portfolio.............      17,513,341
                                              ------------
  Total Affiliated Investment Companies
    (Cost $593,227,505)                        598,255,127
                                              ------------
DEPOSIT ACCOUNT (0.1%):
  584,508    TNT Offshore Deposit
               Account....................         584,508
                                              ------------
  Total Deposit Account
    (Cost $584,508)                                584,508
                                              ------------
  Total Investments
    (Cost $593,812,013)(a)--99.8%              598,839,635
  Other Assets in excess of
  Liabilities--0.2%                              1,464,132
                                              ------------
  Net Assets--100.0%                          $600,303,767
                                              ============

------------

Percentages indicated are based on net assets of $600,303,767.

(a) Cost for federal income tax purposes is $605,135,748. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 14,285,225
    Unrealized depreciation...................   (20,581,338)
                                                ------------
    Net unrealized depreciation...............  $ (6,296,113)
                                                ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                   AZL
                                                              FUSION GROWTH
                                                                  FUND
                                                              -------------
ASSETS
Investment securities, at cost..............................  $    584,508
Investments in affiliates, at cost..........................   593,227,505
                                                              ============
Investment securities, at value.............................  $    584,508
Investment in affiliates, at value..........................   598,255,127
Interest and dividends receivable...........................       305,762
Receivable for capital shares issued........................     2,657,342
                                                              ------------
  Total Assets..............................................   601,802,739
                                                              ------------

LIABILITIES
Payable for investments purchased...........................     1,372,053
Payable for capital shares redeemed.........................         4,584
Manager fees payable........................................        93,838
Administration fees payable.................................         4,241
Administrative services fees payable........................           350
Compliance services fees payable............................         2,939
Other accrued liabilities...................................        20,967
                                                              ------------
  Total Liabilities.........................................     1,498,972
                                                              ------------
NET ASSETS..................................................  $600,303,767
                                                              ============

NET ASSETS CONSIST OF:
  Capital...................................................   585,778,656
  Undistributed net investment income/(loss)................     1,347,387
  Undistributed net realized gains/(losses) on
     investments............................................     8,150,102
  Net unrealized appreciation/(depreciation) on
     investments............................................     5,027,622
                                                              ------------
NET ASSETS..................................................  $600,303,767
                                                              ============
Shares of beneficial interest...............................    52,884,438
Net Asset Value (offering and redemption price per share)...  $      11.35
                                                              ============

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                    AZL
                                                               FUSION GROWTH
                                                                   FUND
                                                               -------------
INVESTMENT INCOME:
Interest....................................................    $    20,022
Dividends from affiliates...................................      1,587,032
                                                                -----------
  Total Investment Income...................................      1,607,054
                                                                -----------
EXPENSES:
Manager fees................................................        488,674
Fund accounting fees........................................         25,000
Audit fees..................................................          7,042
Administrative services fees................................          2,078
Compliance services fees....................................         17,510
Legal fees..................................................         21,126
Trustees' fees..............................................         19,358
Recoupment of prior expenses reimbursed by the Manager......         83,458
Other expenses..............................................         27,303
                                                                -----------
  Total Expenses............................................        691,549
                                                                -----------
NET INVESTMENT INCOME/(LOSS)................................        915,505
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments in affiliates....      4,301,246
Change in unrealized appreciation/depreciation on
  investments...............................................     (5,693,972)
                                                                -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     (1,392,726)
                                                                -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $  (477,221)
                                                                ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AZL FUSION
                                                                        GROWTH FUND
                                                              -------------------------------
                                                                  FOR THE          FOR THE
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006           2005(a)
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $    915,505     $    429,664
  Net realized gains/(losses) on investments................       4,301,246        3,848,856
  Change in unrealized appreciation/depreciation on
     investments............................................      (5,693,972)      10,721,594
                                                                ------------     ------------
  Change in net assets resulting from operations............        (477,221)      15,000,114
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     308,665,268      328,191,015
  Cost of shares redeemed...................................     (50,055,631)      (1,019,778)
                                                                ------------     ------------
  Change due to capital transactions........................     258,609,637      327,171,237
                                                                ------------     ------------
  Change in net assets......................................     258,132,416      342,171,351
NET ASSETS:
  Beginning of period.......................................     342,171,351               --
                                                                ------------     ------------
  End of period.............................................    $600,303,767     $342,171,351
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  1,347,387     $    431,882
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................      26,891,262       30,624,911
  Shares redeemed...........................................      (4,540,743)         (90,992)
                                                                ------------     ------------
  Change in shares..........................................      22,350,519       30,533,919
                                                                ============     ============

------------
(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION GROWTH FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                  FOR THE          FOR THE
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006           2005(A)
                                                              ----------------   ------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  11.21         $  10.00
                                                                  --------         --------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..............................          0.09             0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments............................................          0.05             1.20
                                                                  --------         --------
  Total from Investment Activities..........................          0.14             1.21
                                                                  --------         --------
NET ASSET VALUE, END OF PERIOD..............................      $  11.35         $  11.21
                                                                  ========         ========
TOTAL RETURN*(b)............................................          1.25%           12.10%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........................      $600,304         $342,171
Net Investment Income/(Loss)(c).............................          0.37%            0.42%
Expenses Before Reductions**(c).............................          0.28%            0.38%
Expenses Net of Reductions(c)...............................          0.28%            0.30%
Portfolio Turnover Rate(b)..................................         30.91%            0.58%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  Effective May 1, 2006, the USAllianz Variable Insurance Products Fund of Funds Trust changed its name to Allianz Variable Insurance Products Fund of Funds Trust. Accordingly, each of the Funds changed their name from the prefix "USAZ" to the prefix "AZL."

  The Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund and the AZL Fusion Growth Fund (collectively, the "Funds"), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Growth Fund (the "Fund").

  The Fund is a "fund of funds", which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern
  Time).

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund, are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2007. All underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   AZL Fusion Growth Fund......................................     0.20%          0.30%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, there were no contractual reimbursements that may potentially be made in subsequent years.

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, in the amount of $50,000 annually per Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $37,500 for the six months ended June 30, 2006, plus certain out of pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $9,701 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   AZL Fusion Growth Fund......................................  $413,332,900   $151,185,586

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust's website at https://www.allianzlife.com/ProductsServices/Annuities/Variable/
  OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES.   SANNRPT0606 8/06
THESE FUNDS ARE NOT FDIC INSURED.

                                  AZL(R) FUSION
                                 MODERATE FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006
                                  (UNAUDITED)

                                                                   ALLIANZ FUNDS

                                TABLE OF CONTENTS

                   Expense Examples and Portfolio Composition
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 4

                             Statement of Operations
                                     Page 5

                       Statement of Changes in Net Assets
                                     Page 6

                              Financial Highlights
                                     Page 7

                        Notes to the Financial Statements
                                     Page 8

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION MODERATE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the AZL Fusion Moderate Fund, you incur ongoing costs, including management fees and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the AZL Fusion Moderate Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not include expenses from the underlying investment companies in which the Fund invests.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Fusion Moderate Fund...............    $1,000.00       $1,010.10          $1.50              0.30%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the AZL Fusion Moderate Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the AZL Fusion Moderate Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                              BEGINNING        ENDING         EXPENSE PAID      EXPENSE RATIO
                                            ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD
                                               1/1/06          6/30/06      1/1/06 - 6/30/06   1/1/06 - 6/30/06
                                            -------------   -------------   ----------------   ----------------
   AZL Fusion Moderate Fund...............    $1,000.00       $1,023.21          $1.51              0.30%

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION MODERATE FUND, CONTINUED
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The AZL Fusion Moderate Fund invested, as a percentage of net assets, in the following investment companies, as of June 30, 2006.

                                                PERCENT OF
   AZL FUSION MODERATE FUND                    NET ASSETS*
   ------------------------                    ------------
   PIMCO VIT CommodityRealReturn Strategy
     Portfolio...............................       3.0%
   PIMCO VIT Emerging Markets Bond
     Portfolio...............................       5.0
   PIMCO VIT Global Bond Portfolio...........       6.2
   PIMCO VIT High Yield Portfolio............       3.0
   PIMCO VIT Real Return Portfolio...........       5.2
   PIMCO VIT Total Return Portfolio..........      11.3
   Premier VIT OpCap Mid Cap Fund............       2.4
   AZL AIM International Equity Fund.........       4.8
   AZL Davis NY Venture Fund.................       7.1
   AZL Franklin Small Cap Value Fund.........       3.0
   AZL Jennison 20/20 Focus Fund.............       7.8
   AZL Legg Mason Value Fund.................       9.1
   AZL Neuberger Berman Regency Fund.........       2.4
   AZL Oppenheimer Developing Markets Fund...       1.8
   AZL Oppenheimer International Growth
     Fund....................................       1.9
   AZL PIMCO Fundamental IndexPlus Total
     Return Fund.............................       3.1
   AZL Salomon Brothers Large Cap Growth
     Fund....................................       5.9
   AZL Salomon Brothers Small Cap Growth
     Fund....................................       2.8
   AZL Van Kampen Comstock Fund..............       8.1
   AZL Van Kampen Global Real Estate Fund....       3.1
   AZL Van Kampen Mid Cap Growth Fund........       2.8
                                                   ----
                                                   99.8%
                                                   ====

  * Investment companies are shown as a percentage of net assets, not total investments, as such the total may not equal 100%. For more information about the amounts for each industry, net assets, and total investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION MODERATE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2006
(UNAUDITED)


                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
                 AFFILIATED INVESTMENT COMPANIES (100.1%):
1,393,090    AZL AIM International Equity
               Fund.......................    $ 21,969,022
2,644,353    AZL Davis NY Venture Fund....      32,525,537
  755,473    AZL Franklin Small Cap Value
               Fund.......................      13,613,623
2,866,333    AZL Jennison 20/20 Focus
               Fund.......................      35,771,837
3,555,159    AZL Legg Mason Value Fund....      41,559,810
1,184,471    AZL Neuberger Berman Regency
               Fund.......................      11,110,334
  949,738    AZL Oppenheimer Developing
               Markets Fund...............       8,101,263
  559,798    AZL Oppenheimer International
               Growth Fund................       8,805,619
1,430,896    AZL PIMCO Fundamental
               IndexPLUS Total Return
               Fund.......................      13,994,168
2,520,691    AZL Salomon Brothers Large
               Cap Growth Fund............      27,021,805
1,128,042    AZL Salomon Brothers Small
               Cap Growth Fund............      12,904,802
3,216,957    AZL Van Kampen Comstock
               Fund.......................      37,155,858
1,428,655    AZL Van Kampen Global Real
               Estate Fund................      14,000,817
1,008,317    AZL Van Kampen Mid Cap Growth
               Fund.......................      13,249,279


                                                  FAIR
 SHARES                                          VALUE
---------                                     ------------
                AFFILIATED INVESTMENT COMPANIES, CONTINUED
1,162,403    PIMCO VIT CommodityReal
               Return Portfolio...........    $ 13,972,089
1,761,588    PIMCO VIT Emerging Markets
               Bond Portfolio.............      23,129,651
2,363,208    PIMCO VIT Global Bond
               Portfolio..................      28,334,860
1,738,478    PIMCO VIT High Yield Fund
               Portfolio..................      13,942,594
1,936,026    PIMCO VIT Real Return Fund
               Portfolio..................      23,774,398
5,213,104    PIMCO VIT Total Return Fund
               Portfolio..................      51,870,388
  764,972    Premier VIT OpCap Mid Cap
               Fund.......................      11,038,553
                                              ------------
  Total Affiliated Investment Companies
    (Cost $455,798,559)                        457,846,307
                                              ------------
  Total Investments
    (Cost $455,798,559)(a)--99.8%              457,846,307
  Other Assets in excess of
Liabilities--0.2%                                  782,405
                                              ------------
  Net Assets--100.0%                          $458,628,712
                                              ============

------------

Percentages indicated are based on net assets of $458,628,712.

(a) Cost for federal income tax purposes is $463,371,499. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

    Unrealized appreciation...................  $ 10,266,352
    Unrealized depreciation...................   (15,791,544)
                                                ------------
    Net unrealized depreciation...............  $ (5,525,192)
                                                ============

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
(UNAUDITED)

                                                                  AZL
                                                                 FUSION
                                                                MODERATE
                                                                  FUND
                                                              ------------
ASSETS
Investments in affiliates, at cost..........................  $455,798,559
                                                              ============
Investment in affiliates, at value..........................  $457,846,307
Interest and dividends receivable...........................       571,755
Receivable for capital shares issued........................     1,036,400
                                                              ------------
  Total Assets..............................................   459,454,462
                                                              ------------

LIABILITIES
Payable to custodian........................................       108,840
Payable for investments purchased...........................       559,310
Payable for capital shares redeemed.........................           589
Manager fees payable........................................        44,844
Administration fees payable.................................         4,242
Administrative services fees payable........................           347
Compliance services fees payable............................         2,310
Other accrued liabilities...................................       105,268
                                                              ------------
  Total Liabilities.........................................       825,750
                                                              ------------
NET ASSETS..................................................  $458,628,712
                                                              ============

NET ASSETS CONSIST OF:
  Capital...................................................  $446,851,500
  Undistributed net investment income/(loss)................     3,250,593
  Undistributed net realized gains/(losses) on
     investments............................................     6,478,871
  Net unrealized appreciation/(depreciation) on
     investments............................................     2,047,748
                                                              ------------
NET ASSETS..................................................  $458,628,712
                                                              ============
Shares of beneficial interest...............................    41,595,948
Net Asset Value (offering and redemption price per share)...  $      11.02
                                                              ============

See accompanying notes to the financial statements.
 4

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006
(UNAUDITED)

                                                                  AZL
                                                                FUSION
                                                               MODERATE
                                                                 FUND
                                                              -----------
INVESTMENT INCOME:
Interest....................................................  $    16,027
Dividends from affiliates...................................    2,797,519
                                                              -----------
  Total Investment Income...................................    2,813,546
                                                              -----------
EXPENSES:
Manager fees................................................      397,310
Fund accounting fees........................................       25,000
Audit fees..................................................        5,710
Administrative services fees................................        1,002
Compliance services fees....................................       14,437
Legal fees..................................................       13,022
Shareholder reports.........................................       16,701
Trustees' fees..............................................       16,355
Recoupment of prior expenses reimbursed by the Manager......       35,773
Other expenses..............................................       73,775
                                                              -----------
  Total Expenses............................................      599,085
                                                              -----------
NET INVESTMENT INCOME/(LOSS)................................    2,214,461
                                                              -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments in affiliates....    3,082,982
Change in unrealized appreciation/depreciation on
  investments...............................................   (5,217,029)
                                                              -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...   (2,134,047)
                                                              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $    80,414
                                                              ===========

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AZL FUSION
                                                                       MODERATE FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                                    2006           2005(a)
                                                              ----------------   ------------
                                                                (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................    $  2,214,461     $  1,033,739
  Net realized gains/(losses) on investments................       3,082,982        3,395,889
  Change in unrealized appreciation/depreciation on
     investments............................................      (5,217,029)       7,264,777
                                                                ------------     ------------
  Change in net assets resulting from operations............          80,414       11,694,405
                                                                ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     192,750,465      291,938,983
  Cost of shares redeemed...................................     (37,518,228)        (317,327)
                                                                ------------     ------------
  Change due to capital transactions........................     155,232,237      291,621,656
                                                                ------------     ------------
  Change in net assets......................................     155,312,651      303,316,061
NET ASSETS:
  Beginning of period.......................................     303,316,061               --
                                                                ------------     ------------
  End of period.............................................    $458,628,712     $303,316,061
                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................    $  3,250,593     $  1,036,132
                                                                ============     ============
SHARE TRANSACTIONS:
  Shares issued.............................................      17,316,533       28,824,527
  Shares redeemed...........................................      (3,515,413)         (29,699)
                                                                ------------     ------------
  Change in shares..........................................      13,801,120       27,794,828
                                                                ============     ============

------------
(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.
 6

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION MODERATE FUND
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                    SIX MONTHS ENDED   PERIOD ENDED
                                                        JUNE 30,       DECEMBER 31,
                                                          2006           2005(A)
                                                    ----------------   ------------
                                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD..............      $  10.91         $  10.00
                                                        --------         --------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................          0.04             0.08
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................          0.07             0.83
                                                        --------         --------
  Total from Investment Activities................          0.11             0.91
                                                        --------         --------
NET ASSET VALUE, END OF PERIOD....................      $  11.02         $  10.91
                                                        ========         ========
TOTAL RETURN*(b)..................................          1.01%            9.10%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $458,629         $303,316
Net Investment Income/(Loss)(c)...................          1.11%            1.09%
Expenses Before Reductions**(c)...................          0.30%            0.42%
Expenses Net of Reductions(c).....................          0.30%            0.30%
Portfolio Turnover Rate(b)........................         27.20%            0.00%

------------
* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION MODERATE FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2006
(UNAUDITED)

1. ORGANIZATION

  Effective May 1, 2006, the USAllianz Variable Insurance Products Fund of Funds Trust changed its name to Allianz Variable Insurance Products Fund of Fund Trust. Accordingly, each of the Funds changed their name from the prefix "USAZ" to the prefix "AZL."

  The Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund and the AZL Fusion Growth Fund (collectively, the "Funds"), each of which is a series of the Trust. These Notes to the Financial Statements are for the AZL Fusion Moderate Fund (the "Fund").

  The Fund is a "fund of funds", which means that the Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

  The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern
  Time).

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on the trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION MODERATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

3. RELATED PARTY TRANSACTIONS

  Allianz Life Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund. All underlying funds in which the Fund may invest are managed, for a fee, by the Manager or an affiliate of the Manager.

  For the six months ended June 30, 2006, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE       EXPENSE LIMIT
                                                                 -----------   ----------------------
   AZL Fusion Moderate Fund....................................     0.20%              0.30%

  Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At June 30, 2006, the contractual reimbursements that may potentially be made in subsequent years were as follows:

                                                                  EXPIRES
                                                                 12/31/2008
                                                                 ----------
   AZL Fusion Moderate Fund....................................   $76,073

  In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

  Under an Administrative Services Agreement between the Funds and Manager, the Manager provides certain compliance oversight and filing services. The Manager is entitled to an amount equal to a portion of the Manager's quarterly expenses for employees who support the Trust's compliance program. In addition, the Manager is entitled to $50.00 per hour for time incurred related to the preparation and filing of certain documents with the Securities and Exchange Commission. Fees are paid to the Manager on a quarterly basis and are reflected on the Statement of Operations as "Administrative services fees."

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, in the amount of $50,000 annually per Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL FUSION MODERATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2006
(UNAUDITED)

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes employees available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $37,500 for the six months ended June 30, 2006, plus certain out of pocket expenses. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees." BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the six months ended June 30, 2006, $8,415 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 and $2,000 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each Trust. During the six months ended June 30, 2006, actual Trustee compensation was $203,750 in total for both Trusts.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2006, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   AZL Fusion Moderate Fund....................................  $266,725,107   $108,009,435

5. OTHER INFORMATION

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust's website at https://www.allianzlife.com/ProductsServices/Annuities/Variable/
  OptionInfo.aspx; and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                 ALLIANZ FUNDS

THE ALLIANZ VIP FUND OF FUNDS ARE DISTRIBUTED BY BISYS FUND     SANNRPT0606 8/06
SERVICES. THESE FUNDS ARE NOT FDIC INSURED.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

          NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

              (i) Has at least one audit committee financial expert serving on its audit committee; or

              (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

              (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

              (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE. INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the

Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NO MATERIAL CHANGES OCCURRED DURING THE PERIOD.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust


By (Signature and Title)*   /s/ Troy A. Sheets
                            --------------------------------
                            Troy A. Sheets
                            Treasurer

Date September 5, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Troy A. Sheets
                            --------------------------------
                            Troy A. Sheets
                            Treasurer

Date September 5, 2006


By (Signature and Title)*   /s/ Jeffrey Kletti
                            --------------------------------
                            Jeffrey Kletti
                            President

Date September 5, 2006

* Print the name and title of each signing officer under his or her signature.